Related parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related parties

Note 31 - Related parties

Transactions between related parties are carried out for amounts, terms and average rates in accordance with normal market practices during the period, and under reciprocal conditions.

Transactions between companies and investment funds, included in consolidation (Note 2c I), have been eliminated and do not affect the consolidated statements.

The principal unconsolidated related parties are as follows:

    •   Parent companies: IUPAR, E. JOHNSTON and ITAÚSA.

    •   Associates and joint ventures: of which stand out: Avenue Holding Cayman Ltd.; Biomas Serviços Ambientais, Restauração e Carbono S.A.; BSF Holding S.A.; Conectcar Instituição de Pagamento e Soluções de Mobilidade Eletrônica S.A.; Kinea Private Equity Investimentos S.A.; Olímpia Promoção e Serviços S.A.; Porto Seguro Itaú Unibanco Participações S.A.; Pravaler S.A. and Tecnologia Bancária S.A.

    •   Other related parties:

    •   Direct and indirect equity interests of ITAÚSA, in particular: Aegea Saneamento e Participações S.A.; Águas do Rio 1 SPE S.A., Águas do Rio 4 SPE S.A.; Alpargatas S.A.; CCR S.A.; Copa Energia Distribuidora de Gás S.A. and Dexco S.A.

    •   Pension plans, in particular: Fundação Itaú Unibanco – Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees.

    •   Associations, in particular: Associação Cubo Coworking Itaú and Associação Itaú Viver Mais.

    •   Foundations and Institutes, in particular: Fundação Saúde Itaú; Instituto Itaú Ciência, Tecnologia e Inovação and Instituto Unibanco.

a) Transactions with related parties:

ITAÚ UNIBANCO HOLDING	12/31/2024				12/31/2023
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Assets
lnterbank investments	-	820	-	820	-	321	-	321
Loan operations	-	141	448	589	-	355	324	679
Securities and derivatives (asset and liability position)	527	373	3,211	4,111	1,307	317	3,096	4,720
Other assets	-	437	54	491	1	357	39	397
Total assets	527	1,771	3,713	6,011	1,308	1,350	3,459	6,117

Liabilities
Deposits	-	(129)	(1,157)	(1,286)	-	(92)	(1,306)	(1,398)
Deposits received under securities repurchase agreements	-	(279)	(71)	(350)	-	(119)	(75)	(194)
Funds from acceptances and issuance of securities	-	(29)	(146)	(175)	-	-	(82)	(82)
Other liabilities	(2)	(13)	(1,576)	(1,591)	(8)	(9)	(1,072)	(1,089)
Total Liabilities	(2)	(450)	(2,950)	(3,402)	(8)	(220)	(2,535)	(2,763)

ITAÚ UNIBANCO HOLDING	01/01 to 12/31/2024				01/01 to 12/31/2023				01/01 to 12/31/2022
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Statement of lncome
lncome	156	91	914	1,161	173	48	629	850	166	51	969	1,186
Expenses	-	(74)	(482)	(556)	-	(20)	(298)	(318)	-	(7)	(187)	(194)
Other operating revenues / (expenses)	14	(167)	(839)	(992)	14	(81)	(196)	(263)	13	(98)	(60)	(145)
lncome	170	(150)	(407)	(387)	187	(53)	135	269	179	(54)	722	847

Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING present Assets of R$ 191, Liabilities of R$ (7,641) and Results of R$ 19 (R$ 185, R$ (7,099) at 12/31/2023 and R$ (62) and R$ 16 from 01/01 to 12/31/2023 and 01/01 to 12/31/2022, respectively).

b) Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Fees	(711)	(686)	(603)
Profit sharing	(321)	(275)	(255)
Post-employment benefits	(10)	(6)	(5)
Share-based payment plan	(229)	(179)	(142)
Total	(1,271)	(1,146)	(1,005)

Total amount related to share-based payment plans, personnel expenses and post-employment benefits is detailed in Notes 20, 23 and 26, respectively.